Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Mar. 06, 2024 USD ($) $ / shares	Jan. 02, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
We do not grant equity awards in anticipation of the release of material non-public
information, and we do not time the release of material
non-public
information based on equity award grant dates or for the purposes of affecting the value of executive compensation. We do not have a formal policy with respect to the timing of our equity award grants. In compliance with Item 402(x) of Regulation
S-K,
the following table sets forth certain information regarding the options granted to our named executive officers in 2024:

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award ($)
Percentage change in the closing
market price of the securities
underlying the award between the
trading day ending immediately prior
to the disclosure of material nonpublic
information and the trading day
beginning immediately following the
disclosure of material nonpublic
information

Joseph W. Brown (1)	1/2/2024	200,000	32.00	1,100,000	2.88%
Brian J. Riley	3/6/2024	50,000	30.00	292,000	(4.17%)
Thomas M. McGeehan	—	—	—	—	—
William Balderston V	3/6/2024	50,000	30.00	292,000	(4.17%)
Alan D. Hirst	3/6/2024	50,000	30.00	292,000	(4.17%)
Stanley K. Lam	3/6/2024	50,000	30.00	292,000	(4.17%)

(1)
Options were granted to Mr. Brown in connection with his entry into an employment agreement with the Company. Mr. Brown’s employment agreement entitles him to receive annual option grants on the first business day of each fiscal year during which he is employed by the Company.

MNPI Disclosure Timed for Compensation Value	false
Joseph W Brown [Member]
Awards Close in Time to MNPI Disclosures
Name			Joseph W. Brown
Underlying Securities			200,000
Exercise Price | $ / shares			$ 32
Fair Value as of Grant Date | $			$ 1,100,000
Underlying Security Market Price Change			2.88
Brian J Riley [Member]
Awards Close in Time to MNPI Disclosures
Name		Brian J. Riley
Underlying Securities		50,000
Exercise Price | $ / shares		$ 30
Fair Value as of Grant Date | $		$ 292,000
Underlying Security Market Price Change		(4.17)
Thomas M McGeehan [Member]
Awards Close in Time to MNPI Disclosures
Name		Thomas M. McGeehan
William Balderston V [Member]
Awards Close in Time to MNPI Disclosures
Name		William Balderston V
Underlying Securities		50,000
Exercise Price | $ / shares		$ 30
Fair Value as of Grant Date | $		$ 292,000
Underlying Security Market Price Change		(4.17)
Alan D Hirst [Member]
Awards Close in Time to MNPI Disclosures
Name		Alan D. Hirst
Underlying Securities		50,000
Exercise Price | $ / shares		$ 30
Fair Value as of Grant Date | $		$ 292,000
Underlying Security Market Price Change		(4.17)
Stanley K Lam [Member]
Awards Close in Time to MNPI Disclosures
Name		Stanley K. Lam
Underlying Securities		50,000
Exercise Price | $ / shares		$ 30
Fair Value as of Grant Date | $		$ 292,000
Underlying Security Market Price Change		(4.17)